SP Funds Dow Jones Global Sukuk ETF
Schedule of Investments
August 31, 2024 (Unaudited)

FOREIGN GOVERNMENT SUKUK - 50.4%	Par	Value
Multi-National - 10.3%
ICDPS Sukuk Ltd.
1.81%, 10/15/2025	$1,000,000	$950,620
4.95%, 02/14/2029	900,000	914,092
IsDB Trust Services No. 2 SARL
1.26%, 03/31/2026	4,400,000	4,204,260
1.44%, 10/21/2026	3,127,000	2,952,920
3.21%, 04/28/2027	3,200,000	3,132,144
4.75%, 10/27/2027	1,600,000	1,630,856
4.60%, 03/14/2028	3,700,000	3,771,151
4.91%, 10/03/2028	3,700,000	3,840,119
4.75%, 05/15/2029	3,400,000	3,520,870
		24,917,032

Sovereign - 40.1%(a)
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/2027	1,800,000	1,763,570
KSA Sukuk Ltd.
3.63%, 04/20/2027	8,000,000	7,872,026
5.25%, 06/04/2027	2,300,000	2,352,143
5.27%, 10/25/2028	4,500,000	4,661,319
4.30%, 01/19/2029	3,600,000	3,594,915
4.27%, 05/22/2029	5,400,000	5,393,833
2.97%, 10/29/2029	4,500,000	4,204,255
5.25%, 06/04/2030	2,700,000	2,791,738
2.25%, 05/17/2031	3,600,000	3,126,195
4.51%, 05/22/2033	5,200,000	5,186,272
5.25%, 06/04/2034	4,100,000	4,247,756
Malaysia Sovereign Sukuk Bhd., 4.24%, 04/22/2045	900,000	839,078
Malaysia Sukuk Global Bhd.
3.18%, 04/27/2026	1,850,000	1,818,281
4.08%, 04/27/2046	950,000	864,453
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/2031	1,400,000	1,218,503
3.08%, 04/28/2051	950,000	713,917
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026	3,200,000	3,217,757
1.50%, 06/09/2026	2,200,000	2,092,106
4.15%, 03/29/2027	3,500,000	3,493,245
4.40%, 06/06/2027	3,100,000	3,114,698
4.40%, 03/01/2028	3,200,000	3,211,432
5.40%, 11/15/2028	1,700,000	1,767,195
4.45%, 02/20/2029	2,300,000	2,311,637
5.10%, 07/02/2029	1,300,000	1,337,996
2.80%, 06/23/2030	1,800,000	1,644,297
2.55%, 06/09/2031	1,800,000	1,594,984
4.70%, 06/06/2032	2,600,000	2,620,828
5.60%, 11/15/2033	1,800,000	1,921,659
5.20%, 07/02/2034	1,800,000	1,869,143
3.80%, 06/23/2050	1,400,000	1,139,965
3.55%, 06/09/2051	1,400,000	1,087,261
5.50%, 07/02/2054	1,000,000	1,061,275
ROP Sukuk Trust, 5.05%, 06/06/2029	1,700,000	1,737,664
Sharjah Sukuk Program Ltd.
3.85%, 04/03/2026	1,800,000	1,763,653
2.94%, 06/10/2027	1,800,000	1,694,836
4.23%, 03/14/2028	2,200,000	2,144,776
3.23%, 10/23/2029	1,840,000	1,685,900
3.89%, 04/04/2030	1,400,000	1,318,113
3.20%, 07/13/2031	1,400,000	1,237,956
6.09%, 03/19/2034	1,600,000	1,695,373
		97,412,003
TOTAL FOREIGN GOVERNMENT SUKUK (Cost $122,408,408)		122,329,035

CORPORATE SUKUK - 46.2%
Airlines - 0.4%
Unity 1 Sukuk Ltd., 2.39%, 11/03/2025	1,100,000	1,064,450

Banks - 15.8%
Adib Sukuk Co. II Ltd., 5.70%, 11/15/2028	900,000	938,405
Al Rajhi Sukuk Ltd.
4.75%, 04/05/2028	2,000,000	2,011,460
5.05%, 03/12/2029	1,900,000	1,937,747
AUB Sukuk Ltd., 2.62%, 09/09/2026	1,000,000	953,947
Banque Saudi Fransi, 4.75%, 05/31/2028	1,500,000	1,506,052
Boubyan Sukuk Ltd., 3.39%, 03/29/2027	1,000,000	971,043
BSF Sukuk Co. Ltd., 5.00%, 01/25/2029	1,200,000	1,215,454
DIB Sukuk Ltd.
2.95%, 01/16/2026	2,200,000	2,145,991
1.96%, 06/22/2026	1,800,000	1,713,854
2.74%, 02/16/2027	1,200,000	1,145,288
5.49%, 11/30/2027	1,400,000	1,436,701
4.80%, 08/16/2028	1,800,000	1,811,512
5.24%, 03/04/2029	1,900,000	1,945,469
EI Sukuk Co. Ltd.
1.83%, 09/23/2025	800,000	772,958
2.08%, 11/02/2026	800,000	755,573
5.43%, 05/28/2029	1,300,000	1,342,231
Fab Sukuk Co. Ltd.
1.41%, 01/14/2026	1,200,000	1,145,927
2.59%, 03/02/2027	800,000	763,348
4.58%, 01/17/2028	800,000	801,502
4.78%, 01/23/2029	1,400,000	1,412,502
KFH Sukuk Co., 5.01%, 01/17/2029	1,700,000	1,724,430
MAR Sukuk Ltd., 2.21%, 09/02/2025	1,400,000	1,361,863
QIB Sukuk Ltd.
1.95%, 10/27/2025	1,600,000	1,548,528
5.58%, 11/22/2028	1,500,000	1,553,468
QIIB Senior Oryx Ltd., 5.25%, 01/24/2029	800,000	820,557
SIB Sukuk Co. III Ltd., 5.25%, 07/03/2029	850,000	865,177
SNB Sukuk Ltd.
2.34%, 01/19/2027	1,400,000	1,330,011
5.13%, 02/27/2029	1,500,000	1,528,838
Warba Sukuk Ltd., 5.35%, 07/10/2029	850,000	872,564
		38,332,400

Commercial Services - 3.0%
DP World Crescent Ltd.
4.85%, 09/26/2028	1,800,000	1,818,477
3.88%, 07/18/2029	1,800,000	1,741,309
3.75%, 01/30/2030	800,000	764,640
5.50%, 09/13/2033	2,800,000	2,917,796
		7,242,222

Diversified Financial Services - 1.7%
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028	1,000,000	1,012,220
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/2033	800,000	806,828
5.50%, 05/16/2034	800,000	838,640
DAE Sukuk Difc Ltd., 3.75%, 02/15/2026	1,400,000	1,376,088
		4,033,776

Electric - 8.2%
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/2043	1,800,000	1,765,777
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044	1,800,000	1,828,795
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/2028	2,200,000	2,220,528
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/2025	1,200,000	1,163,226
2.41%, 09/17/2030	1,200,000	1,058,703
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/2029	1,400,000	1,422,084
4.63%, 04/11/2033	2,000,000	1,996,065
5.19%, 02/13/2034	2,500,000	2,574,490
5.68%, 04/11/2053	2,700,000	2,704,941
Tabreed Sukuk SPC Ltd., 5.50%, 10/31/2025	500,000	503,435
TNB Global Ventures Capital Bhd.
3.24%, 10/19/2026	1,400,000	1,359,128
4.85%, 11/01/2028	1,400,000	1,416,144
		20,013,316

Food - 0.5%
Almarai Co. JSC, 5.23%, 07/25/2033	1,300,000	1,325,714

Investment Companies - 6.5%
Dua Capital Ltd.
1.66%, 05/11/2026	800,000	759,217
2.78%, 05/11/2031	1,000,000	888,038
Khazanah Global Sukuk Bhd., 4.69%, 06/01/2028	1,300,000	1,307,515
Mdgh Sukuk Ltd., 4.96%, 04/04/2034	1,700,000	1,754,372
Senaat Sukuk Ltd., 4.76%, 12/05/2025	600,000	598,114
Suci Second Investment Co.
6.00%, 10/25/2028	4,100,000	4,318,817
5.17%, 03/05/2031	3,600,000	3,684,355
6.25%, 10/25/2033	2,200,000	2,439,810
		15,750,238

Oil & Gas - 3.3%
SA Global Sukuk Ltd.
1.60%, 06/17/2026	3,600,000	3,411,036
2.69%, 06/17/2031	5,200,000	4,615,234
		8,026,270

Pipelines - 1.1%
TMS Issuer Sarl, 5.78%, 08/23/2032	2,600,000	2,717,986

Real Estate - 4.0%
Aldar Sukuk Ltd., 4.75%, 09/29/2025	800,000	798,370
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/2029	800,000	771,866
Emaar Sukuk Ltd.
3.64%, 09/15/2026	1,400,000	1,369,522
3.88%, 09/17/2029	800,000	766,480
3.70%, 07/06/2031	800,000	749,347
Esic Sukuk Ltd., 5.83%, 02/14/2029	1,200,000	1,236,513
MAF Sukuk Ltd.
4.50%, 11/03/2025	1,000,000	995,670
4.64%, 05/14/2029	1,000,000	995,825
3.93%, 02/28/2030	1,000,000	962,337
5.00%, 06/01/2033	1,000,000	1,010,296
		9,656,226

Telecommunications - 1.7%
Axiata SPV2 Bhd.
4.36%, 03/24/2026	1,000,000	995,661
2.16%, 08/19/2030	1,000,000	868,772
Saudi Telecom Co., 3.89%, 05/13/2029	2,200,000	2,137,853
		4,002,286
TOTAL CORPORATE SUKUK (Cost $111,676,583)		112,164,884

TOTAL INVESTMENTS - 96.6% (Cost $234,084,991)		234,493,919
Other Assets in Excess of Liabilities - 3.4%		8,282,831
TOTAL NET ASSETS - 100.0%		$242,776,750

Percentages are stated as a percent of net assets.

JSC - Joint Stock Company
SARL - Société à responsabilité limitée

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Exposure at August 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2024:

SP Funds Dow Jones Global Sukuk ETF

	Level 1	Level 2	Level 3	Total
Assets:
Foreign Government Sukuk	$–	$122,329,035	$–	$122,329,035
Corporate Sukuk	–	112,164,884	–	112,164,884
Total Assets	$–	$234,493,919	$–	$234,493,919

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of August 31, 2024
(% of Net Assets)
Cayman Islands	$149,277,852	61.5%
Indonesia	33,485,478	13.9
Luxembourg	25,770,306	10.6
Malaysia	13,048,707	5.4
Saudi Arabia	4,969,619	2.0
United Arab Emirates	4,440,723	1.8
Hong Kong	1,763,570	0.7
Philippines	1,737,664	0.7
Other Assets in Excess of Liabilities	8,282,831	3.4
	$242,776,750	100.0%